SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 011
EBP, Accounting Policy [Line Items]
Liability to participant	$ 1,607	$ 2,615